Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Work in progress and others	$ 1,018	$ 1,088
Raw materials and supplies	649	665
Inventory reserves	(90)	(129)
Total	$ 1,577	$ 1,624